                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Year Ending December 31, 1999
                             (audited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Year Ending December 31, 1999
                              (audited)






                               CONTENTS

                                                            PAGE

          Report of Independent Auditors                     3

          Investment Portfolio
          as of December 31,1999 (audited)                   4-5

          Statement of Assets and Liabilities                 6
          as of December 31,1999 (audited)

          Statement of Operations
          for the year ended December 31, 1999                7
          (audited)

          Statement of Changes in Net Assets
          for the years ended December 31, 1999 and 1998      8
          (audited)

          Notes to Financial Statements                      9-10

      To the General Partner and Limited Partners of
        AH&H Partners Fund Limited Partnership
      Boston, Massachusetts


                 REPORT OF INDEPENDENT AUDITORS

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, present fairly, in all material respects, the financial position of AH&H Partners Fund Limited Partnership (the Partnership) at December 31, 1999, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with generally accepted accounting principals. These financial statements are the responsibility of the Partnership's management; our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assesing the accounting principles used and significant estimate made by management, and evaluating the overall financial statement presentation.

      We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


                                           Creelman & Smith, P.C.
                                           Certified Public Accountants

     Boston, Massachusetts
     February 14, 2000
                                     3

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of December 31, 1999
                                   (audited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     75.5%
    BUSINESS PRODUCTS AND SERVICES     .6%

     CompUSA Inc.                                  30,000       $151,875

    COMMUNICATIONS                   15.9 %

     Netopix Corp                                  60,000       $4,005,000

    CONSUMER- General                 7.4%

      Safety First                                 250,000      $1,875,000

    ELECTRONIC COMPONENTS             2.8%

     PCD, Inc.                                    106,500       $718,875

    FINANCIAL                         1.5%
      First Finl FD, Inc. Com                      50,000       $384,375

    INFORMATION TECHNOLOGY            9.4%

     Tier Technology                               95,238       $803,571
     Alpha Industries                              20,000      $1,146,250
     Rennaissance Worldwide, Inc.                  60,000       $442,500

    INTERNET                          7.1%

     Asymetrix Corp.                               10,542       $117,280
     Webhire Inc                                  100,000      $1,687,500

    MEDICAL                          15.3%
     Ascent Pediarics                             219,969      $274,961
     Mecon Inc.                                   120,500     $1,302,906
     Zoll Medical Corp.                            60,000     $2,291,250

   NATURE PRODUCTS                   15.5%

     AMBI                                         500,000     $1,234,375
     Natrol Inc.                                   40,000       $280,000
     NBTY Inc.                                     50,000       $578,125
     Rexall Sundown Inc.                           50,000       $515,625
     Twinlab Corp.                                 40,000       $317,500
     Weider Nutrition Inc.                         70,000       $258,125
     Opta Food Ingredients                        239,000       $746,875

    Total Common Stock (Cost $14,377,341)                    $19,131,968




     The accompanying notes are an integral part of these financial statements.
                                        4

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of December 31, 1999
                                   (audited)

 INDUSTRY & COMPANY                              Shares       Value


    PRIVATE HOLDINGS                15.2%

       Advanced UroScience, Inc.                 346,429      $1,818,752
       Cerulean Technology-Series B Pfd.         255,546        $659,309
       Cerulean Technology-Series C Pfd.          42,857        $110,571
       Cerulean Technology-Series D Pfd.          13,430         $34,649
       Marathon Technologies - Series B           31,250        $375,000
       Marathon Technologies - Series D           20,833        $249,996
       Molecular Geodesics                       650,000        $216,645
       Sys-Tech Solutions (Common Stock)         149,965         $14,997
       Sys-Tech Solutions- Series A Pfd            2,777        $277,700
       Sys-Tech Solutions- Series B Pfd            1,020        $102,000

    Total Private Holdings   (Cost $3,118,544)                $3,859,619


    CASH & EQUIVALENTS                9.3%

        State Street Checking                                     $3,711
        Fidelity Daily Money Market Fund                      $1,686,016
        Fidelity US Treasury Income Fund                        $679,500

    Total Cash & Equivalents (Cost $2,369,227)                $2,369,227


   TOTAL INVESTMENT PORTFOLIO             100%               $25,360,814
          (Cost $19,865,112)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of December 31, 1999
                               (Audited)



                                                         Year Ended
                                                         Dec. 31, 1999
                                                         --------------
ASSETS

  Investments at market value (Cost Basis $19,865,112      $25,360,814

   Total Assets                                            $25,360,814
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued capita withdrawls                                   $140,483
  Accrued management fees                                      $63,444
  Accrued Board of Director fees                                $2,500
                                                         -------------

Total Liabilities                                             $206,427
                                                          -------------

NET ASSETS                                                  $25,154,387
                                                          -------------
                                                          -------------


   The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For the year ended December 31, 1999
                                 (audited)



                                                        Year Ended
                                                        Dec. 31, 1999
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $64,644
         Interest                                           $14,780
                                                       ----------------
      Total Income                                         $79,424

      Expenses:
         Management Fees                                   $208,591
         Other expenses                                     $10,012
                                                       ---------------
      Total expenses                                       $218,603

     Net investment loss                                  ($139,179)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                     $388,943

     Net unrealized appreciation                          $5,184,889

     Net gain on investments                               $5,573,832
                                                        ---------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS           $5,434,653
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         For year ended Dec. 31, 1999
                                 (audited)


                                            Year Ended         Year Ended
                                           Dec. 31, 1999      Dec. 31, 1998
                                         ----------------    ----------------

   INCREAE (DECREASE) IN NET ASSETS

      Operations:
        Net investment loss                   ($139,179)         $(193,885)
        Net realized Gain from investment     $388,943           $323,813
              transactions
        Net unrealized appreciation           $5,184,889         ($4,531,370)
           (depreciation) on investment transactions during the period
                                             ---------------    --------------

   Net increase (decrease) in net assets      $5,434,653          $4,401,442
           resulting from operations

   Contributions to capital                    $301,229             $450,000

   Withdrawals from capital                  ($2,349,689)        ($8,437,734)
                                           ---------------     ---------------

   INCREASE (DECREASE) IN NET ASSETS          $3,386,1          ($12,389,176)

   Net assets at beginning of year           $21,768,194         $34,157,370

   NET ASSETS AT END OF PERIOD               $25,154,387          $21,768,194
                                            --------------      -------------
                                            --------------      -------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For Year ended Dec. 31, 1999
                                 (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership may at times, sell securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For year ended Dec. 31, 1999
                                   (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

    Securities Transactions and Invesment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded onthe ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

    Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the year ended December 31, 1999, the Managing
    General Partner received fees of $208,591 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership
    Agreement provides for a performance allocation from the Limited
    Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year. There was no performance allocation for the year ended December 31, 1999.

 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the year ended Dec. 31, 1999 aggregated $9,928,385 and $11,553,818 respectively.


 4 - TERMINATION DATE

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.